Supplement dated February 19, 2002 to the currently effective CDC Nvest Equity
 Funds, CDC Nvest Star Funds and CDC Nvest Star Growth Fund Classes A, B and C
                            and Class Y Prospectuses


EFFECTIVE JANUARY 1, 2002 THE FOLLOWING TABLE IN THE "IT'S EASY TO OPEN AN ACCOUNT" SECTION AND THE "RETIREMENT PLANS" PARAGRAPH UNDER "ADDITIONAL INVESTOR SERVICES" ARE REVISED TO REFLECT THE ADDITION OF COVERDELL EDUCATION SAVINGS ACCOUNTS IN THE CLASSES A, B AND C PROSPECTUSES:

---------------------------------------------------- --------------------- ------------------------------ --------------------------
                                                                            MINIMUM TO OPEN AN ACCOUNT
                                                      MINIMUM TO OPEN AN     USING INVESTMENT BUILDER       MINIMUM FOR EXISTING
                  TYPE OF ACCOUNT                          ACCOUNT             OR PAYROLL DEDUCTION               ACCOUNTS
---------------------------------------------------- --------------------- ------------------------------ --------------------------
Any account other than those listed below                   $2,500                     $100                         $100
---------------------------------------------------- --------------------- ------------------------------ --------------------------
Accounts registered under the Uniform Gifts to
Minors Act ("UGMA") or the Uniform Transfers to
Minors Act ("UTMA")                                         $2,500                     $100                         $100
---------------------------------------------------- --------------------- ------------------------------ --------------------------
Individual Retirement Accounts ("IRAs")                      $500                      $100                         $100
---------------------------------------------------- --------------------- ------------------------------ --------------------------
Coverdell Education Savings Accounts                         $500                      $100                         $100
---------------------------------------------------- --------------------- ------------------------------ --------------------------
Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh plans            $250                      $100                         $100
---------------------------------------------------- --------------------- ------------------------------ --------------------------
Payroll Deduction Investment Programs for SARSEP*,
SEP, SIMPLE IRA, 403(b)(7) and certain other
retirement plans                                             $25                        N/A                          $25
---------------------------------------------------- --------------------- ------------------------------ --------------------------

Effective March 1, 2002, all references to the Investment Builder Program and Payroll Deduction minimum shall be revised to reflect a reduction in the minimum from $100 per month to $25 per month. The sections of the prospectuses affected are "It's Easy to Open an Account", "Buying Shares" and "Additional Investor Services."

EFFECTIVE JANUARY 1, 2002, THE FOLLOWING IS ADDED TO THE PARAGRAPH RELATING TO WESTPEAK GLOBAL ADVISORS, L.P. IN THE "MEET THE FUNDS' INVESTMENT ADVISERS AND SUBADVISERS" SECTION: Westpeak employs a team approach in managing each Fund's portfolio. Members of each Fund's portfolio management team includes, among others: Gerald Scriver, Westpeak's founder and Chairman, who also serves as chairman of Westpeak's Investment Policy Committee; Robert Franz, Westpeak's Chief Investment Officer; and Thomas Anichini, a Vice President of Westpeak.